FlexShares Morningstar US Market Factor Tilt Index Fund
FlexSharesSM Morningstar US Market Factor Tilt Index Fund
INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® US Market Factor Tilt IndexSM (the "Underlying Index").
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	FlexShares Morningstar US Market Factor Tilt Index Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		FlexShares Morningstar US Market Factor Tilt Index Fund
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		0.30%
Expense Reimbursement	[2]	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.27%
[1]	The Fund's Investment Advisory Agreement provides that Northern Trust Investments, Inc. ("NTI" or "Investment Adviser") will pay all operating expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. Other Expenses are estimated as the Fund had not commenced operations as of the date of this prospectus.
[2]	NTI has contractually agreed to reimburse the fees and expenses of the Trust's independent trustees and their independent legal counsel until September , 2012. After this date, NTI and the Fund may mutually agree to extend the contractual arrangement. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
FlexShares Morningstar US Market Factor Tilt Index Fund	28	93

PORTFOLIO TURNOVER.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

The Underlying Index reflects the performance of a selection of U.S. equity securities that is designed to provide broad exposure to the overall U.S. equities market, with a slightly weighted tilt to small-capitalization stocks and value stocks. Small-capitalization and value stocks in the Underlying Index are weighted slightly more than such stocks would be in an index that is solely market-capitalization weighted, all as determined by the Index Provider pursuant to its index methodology. In addition to tracking the performance of the Underlying Index, the Investment Adviser seeks to minimize portfolio turnover and tax inefficiencies. As of September     , 2011, the Underlying Index comprised [            ] stocks with market capitalizations ranging from [             to             ]. As of the same date, the Underlying Index's three largest constituents (by weighting) were [            ,             , and             ] and its three largest industries were [            ,             and            ]. The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. It is reconstituted on a semi-annual basis and is rebalanced quarterly.

NTI uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. NTI uses a representative sampling strategy to manage the Fund. "Representative sampling" is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally will invest under normal circumstances at least 80% of its total assets in the securities of the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts, options and swaps, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Morningstar, Inc. Additional information regarding the Index Provider is provided in the "More Information about Underlying Indexes and Index Providers" section of the Prospectus.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than "diversified" funds.

INDUSTRY CONCENTRATION POLICY. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective.

ASSET CLASS RISK is the risk that securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

CONCENTRATION RISK is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, sector or asset class.

DERIVATIVES RISK is the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

EQUITY SECURITIES RISK is the risk that the values of the equity securities owned by the Fund may be more volatile than other asset classes.

ISSUER RISK is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value.

MANAGEMENT RISK is the risk that the representative sampling strategy used by NTI may fail to produce the intended results.

MARKET RISK is the risk that the Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

MARKET TRADING RISKS are the risks that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

NEW FUND RISKS are the risks that the Fund faces because it is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the shares.

NON-DIVERSIFICATION RISK is the risk that Fund performance may depend on the performance of a small number of issuers because the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

PASSIVE INVESTMENT RISK is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in declining markets.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

TRACKING ERROR RISK is the risk that the Fund's performance may vary substantially from the performance of the Underlying Index. The Fund employs a representative sampling strategy, and may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

VALUE INVESTING RISK is the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

FUND PERFORMANCE
As of the date of this Prospectus, the Fund has not yet commenced investment operations.